Fair values (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of fair value measurement of assets [abstract]
Fair value measurement
	Carrying amount	Fair value
(in thousands of USD)	Other financial liabilities	Level 1	Level 2	Level 3	Total
June 30, 2019
Financial liabilities measured at fair value
Derivative financial instruments	2,839	-	-	2,839	2,839
	2,839

Financial liabilities not measured at fair value
Long-term borrowings	38,555	-	39,989	-	39,989
	38,555

	Carrying amount	Fair value
(in thousands of USD)	Other financial liabilities	Level 1	Level 2	Level 3	Total
December 31, 2018
Financial liabilities measured at fair value
Derivative financial instruments	831	-	-	831	831
	831

Financial liabilities not measured at fair value
Long-term borrowings	37,163	-	37,030	-	37,030
	37,163